GENERAL	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL [Text Block]
NOTE 1:-	GENERAL

a.	Corporate information:

IM Cannabis Corp. (the "Company" or "IMCC") is listed for trading on the Canadian Securities Exchange (“CSE”) and, commencing from March 1, 2021, on NASDAQ under the ticker symbol “IMCC”. IMCC’s main office is located in Kibutz Glil-Yam, Israel.

IMCC operates in the field of medical cannabis, through Focus Medical Herbs Ltd. ("Focus"), which is licensed under the regulations of medical cannabis by the Israeli Ministry of Health ("MOH") through its Israel Medical Cannabis Agency ("IMCA") to breed, grow and supply medical cannabis product in Israel and all of its operations are performed pursuant to the Israeli Dangerous Drugs Ordinance (New Version), 1973 (the "Dangerous Drugs Ordinance"), and the related regulations issued by IMCA. During 2021 IMCC entered to the retail market using pharmacies selling medical cannabis and other pharma products.

In Europe, IMCC operates through Adjupharm, a German-based subsidiary acquired by IMC Holdings on March 15, 2019. Adjupharm is an EU-GMP certified medical cannabis producer and distributor with wholesale, narcotics handling, manufacturing, procurement, storage and distribution licenses granted by German regulatory authorities that allow for import/export capability with requisite permits.

In Canada, IMCC operates through Trichome JWC Acquisition Corp. (“TJAC”) d/b/a JWC and MYM, both Canadian federally licensed producer of cannabis products in the adult-use recreational cannabis market in Canada.

The Company and its subsidiaries do not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

The Company, its subsidiaries and Focus (collectively: the "Group"), operate in geographical reporting segments (note 23). The majority of the Group’s revenues are generated from sales of medical cannabis products to customers in Israel and recreational cannabis in Canada. The remaining revenues are generated from sales of medical cannabis, as well as other products, to customers in Germany.

COVID-19:

Since March 31, 2020, the outbreak of the novel strain of coronavirus ("COVID-19") and the ongoing pandemic, has resulted in governments worldwide enacting various emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods, closing of non-essential businesses and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown.

The Group has taken proactive measures to protect the health and safety of its employees in order to continue delivering high quality medical cannabis products to its patients and to maintain its financial health, including postponed planned investments in certain jurisdictions until global economic risks subside.

To date, the Group’s cannabis operations, results and financial position have not been materially impacted by COVID-19 related issues. Apart for temporary delays in Canada, the Group has not experienced material disruptions in its labor inputs and cultivation and processing activities, there have been no indicators of material issues to the Group’s supply chain, and on the consumer side, product demand has remained stable and medical cannabis has been declared an essential service across Israel, Germany and Canada, as such, the Group's overall distribution remains relatively unimpacted.

While the precise impact of the COVID-19 outbreak on the Group remains unknown, the rapid spread of COVID-19 and declaration of the outbreak as a global pandemic have resulted in travel advisories and restrictions, certain restrictions on business operations, social distancing precautions and restrictions on group gatherings which are having direct impacts on businesses in Canada, Israel, Germany and elsewhere in the world. Such additional precautionary measures could also impact the Group’s business. The spread of COVID-19 may also have a material adverse effect on global economic activity and could result in volatility and disruption to global supply chains and the financial and capital markets. These disruptions could cause interruptions in supplies and other services from third parties upon which the Group relies; decrease demand for products; and cause staff shortages, reduced customer traffic, and increased government regulation, all of which may materially and negatively impact the business, financial condition and results of operations of the Group.

Liquidity and capital resources:

On May 10, 2021, the Company completed an overnight marketed offering (the “Offering”) of 6,086,956 Common Shares (each an “Offered Share”) at a price of US$5.75 per Offered Share for aggregate gross proceeds of approximately US$35 million (approximately $42,502) (see Note 15d).

As of December 31, 2021, the Company's cash position (cash and cash equivalents) totaled $13,903 and the Company's working capital (current assets less current liabilities) amounted to $33,084. In the year ended December 31, 2021, the Company had an operating loss of ($38,389) and negative cash flows from operating activities of ($34,372). The Company’s current operating budget includes various assumptions concerning the level and timing of cash receipts from sales and cash outlays for operating expenses and capital expenditures, including a cost saving plan. The Company is planning to finance its operations from its existing and future working capital resources and to continue to evaluate additional sources of capital and financing. However, there is no assurance that additional capital and or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required. Accordingly, the Company’s board of directors approved a cost saving plan, to be implemented if needed, in whole or in part, at its discretion, to allow the Company to continue its operations and meet its cash obligations. The cost saving plan consist of cost reduction due to efficiencies and synergies, which include mainly the following steps: reduction in payroll and headcount, reduction in compensation paid to key management personnel, operational efficiencies and reduced capital expenditures. The Company and the board of directors believe that its existing financial resources and its operating plans, including the effects of the costs saving plan, will be adequate to satisfy its expected liquidity requirements for a period of at least twelve months from the end of the reporting period.

During the year, TJAC and certain MYM subsidiaries entered into a revolving credit facility (the “Facility”) with a private Canadian creditor. The Facility is guaranteed by Trichome Financial Corp. Advances from the Facility is used for working capital needs.
The Facility has a total commitment of up to $10,000 and has a one-year term, renewable upon mutual agreement by the parties on May 14, 2022 for up to two additional periods of 180 days. The borrowing base available for draw at any time throughout the Facility is a function of the trade receivable and inventory balances at the time of drawdown. The Facility bears interest at the higher of 9.75% and the Toronto Dominion Bank Prime Rate plus 7.30% per annum. The balance as at December 31, 2021 was $8,582.

In January 2022, Focus entered into a Revolving Credit Facility with Bank Mizrahi (the “Mizrahi Facility”). The Mizrahi Facility is guaranteed by Focus assets. Advances from the Mizrahi Facility will be used for working capital needs.

The Mizrahi Facility has a total commitment of up to NIS 15,000 thousand (approximately $6,000) and has a one-year term for on-going needs and 6 months term for imports and purchases needs. The Mizrahi Facility is renewable upon mutual agreement by the parties. The borrowing base available for draw at any time throughout the Mizrahi Facility and is subject to several covenants to be measured on a quarterly basis. The Mizrahi Facility bears interest of Israeli Prime interest plus 1.5% (approximately 3.3%) per annum.

b.	Strategic developments:

1.
On April 2, 2019, IMC undertook a restructuring process (the "IMC Restructuring") to divest its holdings in Focus, I.M.C Pharma Ltd and I.M.C.C. Ltd. (the "Licensed Entities") and sold its interest to the two Principal Shareholders of the Company. In the process, IMC restructured its connection to the Government Issued License, from Direct Ownership to a Business Agreement relationship, according to which IMC will still gain most of the economic values generated from the License, without directly owning it. Furthermore, IMC has the option to buy back the ownership of the license from the two Principal Shareholders. The restructuring process was subject to the prior approval of the Ministry of Health (the "MOH") and became effective on June 24, 2019.

Following the IMC Restructuring of the Licensed Entities, the Company does not currently hold, directly or indirectly, any licenses to engage in the cultivation, production, processing, distribution or sale of medical cannabis in Israel.

Subsequent to the IMC Restructuring, according to accounting criteria in IFRS 10, the Company is still viewed as effectively exercising control over Focus, and therefore, the accounts of Focus continue to be consolidated with those of the Company.

2.
On March 8, 2021, the Company announced that Focus signed a multi-year supply agreement with GTEC Holdings Ltd. (“GTEC”), a Canadian licensed producer of handcrafted and high-quality cannabis (the “GTEC Agreement”). According to the GTEC Agreement, Focus will import GTEC’s high-THC medical cannabis inflorescence into Israel to be sold under the IMC brand. With the arrival of these commercial shipments, the Company will launch a new category of imported premium indoor medical cannabis products under its well-established brand.

The first import of the Canadian-grown high-THC strains from GTEC’s subsidiary, Grey Bruce Farms Incorporated (“GBF”), arrived during September 2021. According to the GTEC Agreement, Focus will purchase a minimum quantity of 500kg of high-THC medical cannabis inflorescence from GBF and will be the exclusive recipient of GTEC cannabis products in the Israeli market for a period of 12 months from the date that the first shipment of GTEC products arrives in Israel (the “Exclusive Term”). The Exclusive Term can be extended under the terms of the GTEC Agreement by an additional 6 months.

3.
On March 12, 2021, the Company filed a preliminary short form base shelf prospectus (the “Preliminary Shelf Prospectus”) with the securities commissions or similar securities regulatory authorities in each of the provinces and territories of Canada (the “Securities Commissions”), and on March 15, 2021, the Company filed a corresponding shelf registration statement on Form F-10 with the SEC, under the Multijurisdictional Disclosure System (“MJDS”) established between Canada and the United States.

On March 31, 2021, in connection with the Preliminary Shelf Prospectus, the Company filed a final short form base shelf prospectus (the “Final Shelf Prospectus”) with the Securities Commissions and a corresponding shelf registration statement on Form F-10 (the “Registration Statement”) with the SEC. The Final Shelf Prospectus and the Registration Statement enable the Company to offer up to US$250 million (or its equivalent in other currencies) of Common Shares, warrants, subscription receipts, debt securities, units (collectively, the “Qualified Securities”), or any combination of such Qualified Securities from time to time, during the 25-month period that the Final Shelf Prospectus is effective. The specific terms of any offering under the Final Shelf Prospectus and the intended use of the net proceeds will be established in a prospectus supplement, which will be filed with the Securities Commissions and the SEC in connection with any such offering.

4.
On March 12, 2021, Adjupharm entered into a supply agreement with Northern Green Canada Inc. (“NGC”) (the “NGC Supply Agreement”). Under the terms of the NGC Supply Agreement, NGC will provide Adjupharm with three new strains of medical cannabis products, to be distributed under the IMC brand to German pharmacies pursuant to Adjupharm’s distribution agreements with its German distribution partners. Shipments from NGC commenced in October 2021.

5.
On March 18, 2021, the Company acquired all of Trichome Financial Corp.’s ("Trichome" or "TFC") issued and outstanding shares (the “Trichome Shares”). Pursuant to the terms of the Trichome Transaction, former holders of Trichome Shares and former holders of Trichome convertible instruments (the “Trichome Securityholders”) received 0.24525 of a Common Share for each Trichome Share held and each in-the-money convertible instrument of Trichome. As a result of the Trichome Transaction, a total of 10,104,901 Common Shares were issued to the Trichome Securityholders. In addition, 100,916 Common Shares were issued to financial advisors for advisory fees in connection with the Trichome Transaction.

6.
On March 29, 2021, Adjupharm entered into a supply agreement with MediPharm Labs Corp. (“MediPharm Labs”) for certain medical cannabis extract products to be delivered by MediPharm Labs over an initial two-year term with an automatic two-year extension period. Shipments from MediPharm Labs commenced in October 2021.

7.
On March 30, 2021, Zur Rose Pharma GmbH (“Zur Rose”) and the Company entered into a termination settlement agreement in connection with the sales agreements announced in July 2020 according to Zur Rose's request, and under which Adjupharm received a termination fee. According to the termination agreement, no inventory will be transferred from Zur Rose to Adjupharm or vice versa.

8.
During March 2021, Adjupharm entered into two supply agreements with supply partners in China, under which Adjupharm bought COVID-19 rapid antigen test kits. Concurrently, Adjupharm entered into several resale agreements with reseller partners in Germany, under which Adjupharm sold the COVID-19 antigen test kits to pharmacies and retailers in Germany.

9.
On April 30, 2021, the Company announced that its wholly-owned Israeli subsidiary, IMC Holdings, signed a definitive agreement (the “Panaxia Agreement”) with Panaxia Pharmaceutical Industries Israel Ltd. and Panaxia Logistics Ltd. (collectively “Panaxia”) (the “Panaxia Transaction”). Pursuant to the Panaxia Agreement, IMC Holdings will acquire Panaxia’s trading house license and in-house pharmacy activities, certain distribution assets and an option to purchase a pharmacy with licenses to sell medical cannabis to patients, for an aggregate purchase price of NIS 18.7 million (approximately $7,000), comprised of NIS 7.6 million (approximately $2,800) in cash and NIS 11.1 million (approximately $4,200) in Common Shares (the “Panaxia Consideration Shares”). As of December 31, 2021, all of the cash consideration was paid and all of the common shares consideration were issued.

Panaxia Transaction will be finalized in two stages, with an option of a third stage. Upon the initial closing, on May 30, 2021, all online-related activities and intellectual property will be transferred to IMC Holdings. The second stage requires that Panaxia will transfer its IMC-GDP license, which allows the holder to store and distribute medical cannabis in Israel, to IMC Holdings or its subsidiary (the “Panaxia IMC-GDP License”). The second stage was subject to MOH approval, which granted its approval subsequent to December 31, 2021, on February 15, 2022. Panaxia Transaction includes an option to acquire Panaxia’s pharmacy (the “Panaxia Option”), including licenses to dispense and sell products to cannabis patients (the “Panaxia Pharmacy Licenses”) for additional payment in the amount equal to the medical cannabis inventory of the pharmacy at the time of exercise. The option was exercised on February 1, 2022.

The Panaxia Agreement provides the Company with the power to unilaterally make all decisions regarding the financial and operating policies of all of the abovementioned acquired assets and activities and the rights to obtain all economic benefits from those assets and activities. Accordingly, the Company has concluded that it exercises control over the acquired assets and activities as of the date of the definitive agreement, which is the date from which the assets are included in these consolidated financial statements.

10.
On July 9, 2021, the Company acquired all the issued and outstanding shares of MYM Nutraceuticals Inc. and closed the MYM transaction (the “MYM Transaction“). The Company acquired MYM's licensed producer subsidiary Highland Grow Inc., pursuant to a plan of arrangement to be completed under the Business Corporations Act in British Columbia. MYM operates two licensed, craft cultivation facilities in Canada; SublimeCulture Inc. in Laval, Quebec, and Highland Grow Inc., in Antigonish, Nova Scotia. MYM’s flagship brand, Highland, is an ultra-premium brand sold in most provinces throughout Canada. Under the terms of the MYM Transaction, the shareholders of MYM will receive 0.022 Common Shares of IMCC for each common share of MYM. As a result of the MYM transaction, a total of 10,073,437 Common shares were issued to the MYM former shareholders (including 49,802 Common Shares issued to a financial advisor of MYM).

11.
On July 28, 2021, IMC Holdings entered into a definitive agreement to acquire all of the issued and outstanding share of R.A. Yarok Pharm Ltd., Rosen High Way Ltd. and High Way Shinua Ltd. (collectively "Pharm Yarok Group"). The aggregate consideration for the Pharm Yarok Group acquisition is NIS 11,900 thousand (approximately $4,600), of which NIS 3,500 thousand (approximately $1,300) shall be in the form of issuance of Common Shares of the Company at closing to the former shareholders. The closing of the Pharm Yarok Group acquisition is conditional upon receipt of all requisite approvals, including from the MOH, which granted its approval subsequent to December 31, 2021, on February 15, 2022. As of December 31, 2021, the Company has not transferred the Common Share consideration. Pharm Yarok Group is a leading medical cannabis pharmacy and trading company located in central Israel, Rosen High Way, a trade and distribution center providing medical cannabis storage, distribution services and logistics solutions for cannabis companies and pharmacies in Israel and High Way Shinua, an applicant for a medical cannabis transportation license from the IMCA, the receipt of which would permit High Way Shinua to transport large quantities of medical cannabis to and from Pharm Yarok’s pharmacy and Rosen High Way’s distribution center and to and from third parties in the medical cannabis sector, including medical cannabis growing facilities, pharmacies, manufacturers and distribution centers across Israel.

The definitive agreement provides the Company with the power to unilaterally make all decisions regarding the financial and operating policies of the Pharm Yarok Group and the rights to obtain all related economic benefits. Accordingly, the Company has concluded that it exercises control over the Pharm Yarok Group as of the date of the definitive agreement, which is the date from which the accounts of the Pharm Yarok Group are included in these consolidated financial statements.

12.
On August 16, 2021, IMC Holdings signed a definitive agreement to acquire 51% of the outstanding ordinary shares of Revoly Trading and Marketing Ltd. ("Vironna") for a total consideration of NIS 8,500 thousand (approximately $3,300), of which NIS 5,000 thousand (approximately $1,950) in cash and NIS 3,500 thousand (approximately $1,350) is in Common Shares of the Company to be issued at closing of Vironna transaction. The closing is conditional upon receipt of all requisite approvals, including from the MOH, which granted its approval subsequent to December 31, 2021, on February 15, 2022. As of December 31, 2021, the Company paid a consideration amounted to NIS 3,750 (approximately 1,400) to the former shareholders of Virrona. Vironna is a leading pharmacy licensed to dispense and sell medical cannabis to licensed medical cannabis patients, located in central Israel.

As of December 31, 2021 the Company paid a consideration amounted to NIS 3,750 (approximately $1,400) to the former shareholders of Vironna.

The definitive agreement provides the Company with the power to unilaterally make all decisions regarding the financial and operating policies of Vironna and the rights to obtain all related economic benefits. Accordingly, the Company has concluded that it exercises control over Vironna as of the date of the definitive agreement, which is the date from which the accounts of Vironna are included in these consolidated financial statements.

13.
On December 1, 2021, IMC Holdings signed a definitive agreement to acquire 51% of the rights in Oranim Pharm, one of the largest pharmacies selling medical cannabis in Israel and the largest pharmacy selling medical cannabis in the Jerusalem area, by acquiring 51.3% of the outstanding shares of Oranim Plus, which holds 99.5% of the rights in Oranim Pharm (the “Oranim Transaction”).

The Oranim Transaction closed on March 28, 2022, upon receipt of all requisite approvals, including the approval of the MOH, for an aggregate consideration of NIS 11,940 (approximately $4,900), consisting of NIS 5,202 (approximately $2,104) paid in cash upon signing, NIS 5,202 (approximately $2,104) which will be paid in cash on the first quarter of 2023 and NIS 1,536 (approximately $630) paid in 251,001 Common Shares on March 30, 2022. The number of Oranim Consideration Shares issuable was calculated based on the average closing price of the IM Cannabis’s common shares on the NASDAQ over the 14 trading day period immediately preceding closing of the Oranim Transaction.

The definitive agreement provides the Company with the power to unilaterally make all decisions regarding the financial and operating policies of Oranim and the rights to obtain all related economic benefits. Accordingly, the Company has concluded that it exercises control over Oranim as of the date of the definitive agreement, which is the date from which the accounts of Oranim are included in these consolidated financial statements.

c.	Approval of consolidated financial statements:

These consolidated financial statements of the Group were authorized for issue by the board of directors on March 31, 2022.

d.	Definitions:

In these financial statements:

The Company, or IMCC	-	IM Cannabis Corp.

The Group	-	IM Cannabis Corp., its Subsidiaries and Focus

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company

CAD or $	-	Canadian Dollar

NIS	-	New Israeli Shekel

USD or US$	-	United States Dollar

EURO or €	-	Euro